Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Summary of Earnings (Loss) Per Share
The components of the earnings (loss) per share computation are as follows:

Earnings per share	Year ended
	2022/12/31	2023/12/31	2024/12/31

Profit (loss) for the period (in € thousands)	(23,719)	(28,894)	1,507
Weighted average number of ordinary shares used to calculate basic earnings (loss) per share	49,673,936	49,700,223	49,754,474
Basic earnings (loss) per share (€/share)	(0.48)	(0.58)	0.03
Weighted average number of ordinary shares used to calculate diluted earnings (loss) per share	49,673,936	49,700,223	49,946,117
Diluted earnings (loss) per share (€/share)	(0.48)	(0.58)	0.03